VISION GROUP OF FUNDS, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                October 25, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  VISION GROUP OF FUNDS, INC. (the "Corporation")
             Vision Money Market Fund
             Vision Treasury Money Market Fund
             Vision New York Tax-Free Money Market Fund
             Vision New York Municipal Income Fund
             Vision U.S. Government Securities Fund
             Vision Large Cap Value Fund
             Vision Mid Cap Stock Fund

           1933 Act File No. 33-20673
           1940 ACT FILE NO. 811-5514

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of prospectus and statement of additional information dated October 20, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 39 on October 22, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-1432.

                                                   Very truly yours,

                                                   /s/ Victor R. Siclari
                                                   Victor R. Siclari
                                                   Secretary